Loans to customers (Tables)	12 Months Ended
Dec. 31, 2021
Loans To Customers
Breakdown of receivables	a) Breakdown of receivables
	2021	2020
Lending to individuals	1,392,350	200,904
Loan ECL allowance	(197,536)	(26,210)
Total	1,194,814	174,694

Breakdown by maturity

b) Breakdown by maturity

The following table shows loans to customers by maturity on December 31, 2021, and 2020, considering each installment individually.

	2021
	Installments overdue				Installments not overdue					%
	<60 days	>60 days	Total	%	Due in less than 1 year	%	Due between 1 and 5 years	%	Total
Installment loans to individuals	22,371	25,168	47,539	3%	1,155,760	84%	189,051	13%	1,392,350	100%
Total	22,371	25,168	47,539	3%	1,155,760	84%	189,051	13%	1,392,350	100%

Of which:	22,371	25,168	47,539	3%	1,155,760	84%	189,051	13%	1,392,350	100%
Fixed interest rate	22,371	25,168	47,539	3%	1,155,760	84%	189,051	13%	1,392,350	100%

	2020
	Installments overdue				Installments not overdue					%
	<60 days	>60 days	Total	%	Due in less than 1 year	%	Due between 1 and 5 years	%	Total
Installment loans to individuals	2,370	4,999	7,369	3%	170,077	85%	23,458	12%	200,904	100%
Total	2,370	4,999	7,369	3%	170,077	85%	23,458	12%	200,904	100%

Of which:	2,370	4,999	7,369	3%	170,077	85%	23,458	12%	200,904	100%
Fixed interest rate	2,370	4,999	7,369	3%	170,077	85%	23,458	12%	200,904	100%

The tables below show the credit loss allowance by stages as of December 31, 2021, and 2020.

The tables below show the credit loss allowance by stages as of December 31, 2021, and 2020.

	2021
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio
Stage 1	1,129,522	81.1%	68,926	34.9%	6.1%

Stage 2	200,040	14.4%	72,935	36.9%	36.5%
Absolute Trigger (Days Late)	39,510	19.8%	31,615	43.3%	80.0%
Relative Trigger (PD deterioration)	160,530	80.2%	41,320	56.7%	25.7%

Stage 3	62,788	4.5%	55,675	28.2%	88.7%
Total	1,392,350	100.0%	197,536	100,0%	14.2%

	2020
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio
Stage 1	168,744	84.0%	10,532	40.2%	6.2%

Stage 2	22,634	11.3%	7,136	27.2%	31.5%
Absolute Trigger (Days Late)	3,819	16.9%	2,873	40.3%	75.2%
Relative Trigger (PD deterioration)	18,815	83.1%	4,263	59.7%	22.7%

Stage 3	9,526	4.7%	8,542	32.6%	89.7%
Total	200,904	100.0%	26,210	100.0%	13.0%

d) Credit loss allowance - by credit quality vs stages

d) Credit loss allowance - by credit quality vs stages

	2021
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	424,161	30.5%	4,196	2.1%	1.0%
Stage 1	409,899	96.6%	4,002	95.4%	1.0%
Stage 2	14,262	3.4%	194	4.6%	1.4%

Satisfactory (5% <= PD <= 20%)	700,164	50.3%	47,779	24.2%	6.8%
Stage 1	656,647	93.8%	44,797	93.8%	6.8%
Stage 2	43,517	6.2%	2,982	6.2%	6.9%

Higher Risk (PD > 20%)	268,025	19.2%	145,561	73.7%	54.3%
Stage 1	62,976	23.5%	20,127	13.8%	32.0%
Stage 2	142,261	53.1%	69,759	47.9%	49.0%
Stage 3	62,788	23.4%	55,675	38.3%	88.7%
Total	1,392,350	100.0%	197,536	100.0%	14.2%

	2020
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	66,754	33.2%	947	3.6%	1.4%
Stage 1	66,607	99.8%	939	99.2%	1.4%
Stage 2	147	0.2%	8	0.8%	5.4%

Satisfactory (5% <= PD <= 20%)	99,909	49.7%	8,416	32.1%	8.4%
Stage 1	97,421	97.5%	8,175	97.1%	8.4%
Stage 2	2,488	2.5%	241	2.9%	9.7%

Higher Risk (PD > 20%)	34,241	17.1%	16,847	64.3%	49.2%
Stage 1	4,716	13.8%	1,418	8.4%	30.1%
Stage 2	19,998	58.4%	6,888	40.9%	34.4%
Stage 3	9,527	27.8%	8,541	50.7%	89.7%
Total	200,904	100.0%	26,210	100.0%	13.0%

Schedule of Credit Quality Classification

Credit quality classification is grouped in three categories based on the probability of default (PD) at the reporting date, as shown in the table below:

	Stage 1 and 2		Stage3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong
2	1.0% to 5.0%	Strong
3	5.0% to 20.0%	Satisfactory
4	20.0% to 35.0%	Higher Risk
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credit allowance

	2021
	Stage 1	Stage 2	Stage 3	Total

Loss allowance at beginning of year	10,532	7,136	8,542	26,210
Transfers from Stage 1 to Stage 2	(780)	780	-	-
Transfers from Stage 2 to Stage 1	685	(685)	-	-
Transfers to Stage 3	(1,212)	(904)	2,116	-
Transfers from Stage 3	16	142	(158)	-
Write-offs	-	-	(13,223)	(13,223)
Net increase of loss allowance	62,363	69,152	60,563	192,078
New originations (a)	159,299	28,281	6,237	193,817
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(93,269)	35,759	54,297	(3,213)
Changes to models used in calculation (b)	(3,667)	5,112	29	1,474
Effect of changes in exchange rates (OCI)	(2,678)	(2,686)	(2,165)	(7,529)
Loss allowance at end of the year	68,926	72,935	55,675	197,536

	2020
	Stage 1	Stage 2	Stage 3	Total

Loss allowance at beginning of year	1,300	2,072	1,618	4,990
Transfers from Stage 1 to Stage 2	(54)	54	-	-
Transfers from Stage 2 to Stage 1	346	(346)	-	-
Transfers to Stage 3	(164)	(176)	340	-
Transfers from Stage 3	-	6	(6)	-
Write-offs	-	-	(4,525)	(4,525)
Net increase of loss allowance	9,462	6,030	11,528	27,020
New originations (a)	19,354	2,600	716	22,670
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(11,118)	3,038	10,609	2,529
Changes to models used in calculation (b)	1,226	392	203	1,821
Effect of changes in exchange rates (OCI)	(358)	(504)	(413)	(1,275)
Loss allowance at end of the year	10,532	7,136	8,542	26,210

	2019
	Stage 1	Stage 2	Stage 3	Total

Loss allowance at beginning of year	-	-	-	-
Net increase of loss allowance	1,299	2,070	1,616	4,985
New originations (a)	1,299	2,070	1,616	4,985
Effect of changes in exchange rates (OCI)	1	2	2	5
Loss allowance at end of the year	1,300	2,072	1,618	4,990

(a)	Considers all accounts originated from the beginning to the end of the year. ECL effects presented in the table were calculated as if risk parameters at the beginning of the year were applied.
(b)	Relates to methodology changes that occurred during the year, reflecting observed risks extending over a period, according to the Group’s processes of model monitoring.

Schedule of Net increase of gross carrying amount includes the principal issuances net of payments or interest recognized net of payment

	2021
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	168,744	22,634	9,526	200,904
Transfers from Stage 1 to Stage 2	(8,535)	8,535	-	-
Transfers from Stage 2 to Stage 1	3,279	(3,279)	-	-
Transfers to Stage 3	(11,069)	(3,324)	14,393	-
Transfers from Stage 3	18	160	(178)	-
Write-offs	-	-	(14,676)	(14,676)
Net increase of gross carrying amount	1,020,838	182,800	56,160	1,259,798
Effect of changes in exchange rates (OCI)	(43,753)	(7,486)	(2,437)	(53,676)
Gross carrying amount at end of the year	1,129,522	200,040	62,788	1,392,350

	2020
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	44,513	16,335	2,166	63,014
Transfers from Stage 1 to Stage 2	(1,951)	1,951	-	-
Transfers from Stage 2 to Stage 1	2,621	(2,621)	-	-
Transfers to Stage 3	(2,997)	(1,314)	4,311	-
Transfers from Stage 3	-	8	(8)	-
Write-offs	-	-	(4,525)	(4,525)
Net increase of gross carrying amount	137,483	12,013	8,123	157,619
Effect of changes in exchange rates (OCI)	(10,925)	(3,738)	(541)	(15,204)
Gross carrying amount at end of the year	168,744	22,634	9,526	200,904

	2019
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	-	-	-	-
Net increase of gross carrying amount	45,486	16,692	2,213	64,391
Effect of changes in exchange rates (OCI)	(973)	(357)	(47)	(1,377)
Gross carrying amount at end of the year	44,513	16,335	2,166	63,014